Subsequent Events - Additional Information (Details) - At The Market Equity Offering Facility $ / shares in Units, $ in Millions		12 Months Ended
	May 01, 2026 USD ($) $ / shares shares	Apr. 30, 2026 CAD ($) shares	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2024 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold | shares		533,969	13,315,850	629,240
Proceeds from sale of common shares		$ 0.9	$ 12.2	$ 1.8
Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold | shares	263,930
Gross proceeds from sale of common shares	$ 416,000
Proceeds from sale of common shares	404,000
Sales agent commissions and other offering expenses	$ 12,500
Market price | $ / shares	$ 1.58